DERIVATIVES (SCHEDULE OF DERIVATIVE INSTRUMENTS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014 Contract
Interest Rate Contract [Member]
Derivative Instrument [Roll Forward]
December 31, 2013	186
Additions	4,847
Maturities/terminations	(4,631)
December 31, 2014	402
Embedded Derivative Financial Instruments [Member]
Derivative Instrument [Roll Forward]
December 31, 2013	90,408
Additions	9,830
Maturities/terminations	(7,053)
December 31, 2014	93,185
Equity Contract [Member]
Derivative, Notional Amount [Roll Forward]
December 31, 2013	2,284.8
Additions	2,430.2
Maturities/terminations	(2,311.1)
December 31, 2014	2,403.9